Document and Entity Information	12 Months Ended
Sep. 30, 2020 shares
Document and Entity Information
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Farmmi, Inc.
Entity Incorporation, State or Country Code	KY
Entity Central Index Key	0001701261
Trading Symbol	fami
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Entity Common Stock, Shares Outstanding	20,517,703
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ